Inventories (Tables)	12 Months Ended
Dec. 31, 2018
Inventory Disclosure [Abstract]
Schedule of Inventories	The amounts in the accompanying consolidated balance sheets are analyzed as follows:
	December 31, 2017	December 31, 2018
Lubricants	$404	$428
Bunkers	612	379
Total	$1,016	$807